Capital Management	12 Months Ended
Mar. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management [Text Block]

18. Capital Management

The Company's capital management objective is to obtain sufficient capital to develop new business opportunities for the benefit of its shareholders. To meet these objectives, management monitors the Company's ongoing capital requirements on specific business opportunities on a case-by-case basis. The capital structure of the Company consists of cash, operating line of credit, secured and unsecured promissory notes, convertible debentures and equity attributable to common shareholders, consisting of issued share capital and deficit.

As at March 31, 2022, the Company had a cash and restricted cash balance of $6,888,322 working capital of $31,581,470, accumulated deficit of ($46,359,308) and shareholder's equity of $34,385,193. Subject to market conditions and other factors the Company may raise additional capital in the future to fund and grow its business for the benefit of shareholders. There has been no change to the Company's approach to financial management in the prior year. The Company is subject to externally imposed capital requirements with respect to its line of credit (Note 10).